TAX - Income tax - Narrative (Details)					6 Months Ended	12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Disclosure of detailed information about income tax rate [line items]
Income tax rate							25.00%	25.00%	25.00%
CNOOC China Limited [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate							25.00%
CNOOC Deepwater Development Limited [member] | High and new technology enterprise [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate							15.00%	15.00%	15.00%
Hong Kong [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate							16.50%	16.50%	16.50%
PRC [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate							25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Canada [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate				12.00%	11.00%	8.00%
Percentage point of tax rate to be decreased each year until the tax rate reaches 8% on January 1, 2022 for Alberta, Canada	1.00%	1.00%	1.00%
Maximum [member] | Outside the PRC [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate							82.00%	50.00%	50.00%
Minimum [member] | Outside the PRC [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate							10.00%	10.00%	10.00%